Mining Interest, Plant and Equipment (Tables)	12 Months Ended
Apr. 30, 2021
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Mining Interest, Plant and Equipment

	Mining Interest	Plant and Equipment		Corporate Equipment	Total
		Mining Altiplano
Cost
Balance, April 30, 2019	$68,430	$25,469	$2,046	$715	$96,660
Additions	1,613	251	-	10	1,874
Sale of Altiplano	-	-	(2,137)	-	(2,137)
Effect of foreign exchange	2,733	883	91	-	3,707
Balance, April 30, 2020	72,776	26,603	-	725	100,104
Increase in ARO provision (note 12)	871	-	-	-	871
Additions	491	483	-	-	974
Effect of foreign exchange	(8,637)	(3,129)	-	-	(11,766)
Balance, April 30, 2021	$65,501	$23,957	$-	$725	$90,183

Depreciation
Balance, April 30, 2019	$(43,936)	$(14,493)	$-	$(613)	$(59,042)
Depreciation for the year	(1,374)	(1,851)	-	(78)	(3,303)
Effect of foreign exchange	(1,814)	(643)	-	-	(2,457)
Balance, April 30, 2020	(47,124)	(16,987)	-	(691)	(64,802)
Depreciation for the year	(1,188)	(2,532)	-	(17)	(3,737)
Effect of foreign exchange	5,648	2,112	-	-	7,760
Balance, April 30, 2021	$(42,664)	$(17,407)	$-	$(708)	$(60,779)

Carrying amounts
Balance, April 30, 2020	$25,652	$9,616	$-	$34	$35,302
Balance, April 30, 2021	$22,837	$6,550	$-	$17	$29,404